Summary of Significant Accounting Policies - Shanghai Ziji Information Technology Co., Ltd (Details) - Shanghai Ziji Information Technology Co., Ltd ¥ in Thousands, $ in Thousands	May 11, 2020 CNY (¥)	May 11, 2020 USD ($)
Business Acquisition [Line Items]
Equity interest acquired	100.00%	100.00%
Cash consideration	¥ 6,300
Allocation of purchase price to the major classes of assets and liabilities acquired
Cash and cash equivalents	15,200	$ 2,147
Other current assets	2,200	311
Other current liabilities	(14,200)	(2,005)
Acquired intangible assets:
--Software	4,133	584
--Related deferred tax liability	(1,033)	(147)
Total cash consideration paid	¥ 6,300	$ 890